Leases (Narrative) (Details)	1 Months Ended		12 Months Ended
	Jul. 31, 2023 ILS (₪) ft² Vehicles	Jul. 31, 2023 USD ($) ft² Vehicles	Dec. 31, 2023 ILS (₪) ft²	Dec. 31, 2023 USD ($) ft²
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Subsidiaries lease, area | ft²	3,000	3,000	3,000	3,000
Subsidiaries lease, monthly rent				$ 35,000
Subsidiaries lease, expiration period	12 years	12 years
Subsidiaries lease, extention period	3 years	3 years
Subsidiaries lease, extented useful life	3 years	3 years
Number of vehicles in operating lease arrangements | Vehicles	16	16
Period of vehicles operating lease arrangements	1.75 years	1.75 years
Re-classified to leasehold improvements				$ 59,000
Minimum [Member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Weighted average incremental borrowing			1.00%	1.00%
Maximum [Member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Weighted average incremental borrowing			8.47%	8.47%
NIS [Member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Subsidiaries lease, monthly rent	₪ 195	$ 54	₪ 125